Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) - USD ($)		1 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Interests in associates and joint ventures		$ 23,892,000,000	$ 23,892,000,000	$ 22,407,000,000
The Saudi British Bank
Disclosure of associates [line items]
Proportion of ownership interest in associate	40.00%	29.20%
Dilution gain			$ 828,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Investment's fair value below carrying amount, period			86 months
Impairment loss			$ 0